Horizon ESG Defensive Core Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2022

Shares		Value
	INVESTMENT COMPANIES - 20.2%
	Exchange Traded Funds - 20.2%
376,721	SPDR Bloomberg 1-3 Month T-Bill ETF	$34,488,808
	TOTAL INVESTMENT COMPANIES (Cost - $34,464,962)	34,488,808

	COMMON STOCKS - 77.4%
	Administrative and Support and Waste Management and Remediation Services - 0.9%
37,412	Terminix Global Holdings, Inc. (a)	1,595,622

	Aerospace/Defense - 0.9%
42,821	Howmet Aerospace, Inc.	1,517,148

	Apparel - 1.7%
23,185	Nike, Inc., Class B	2,468,043
5,987	PVH Corp.	336,769
		2,804,812
	Auto Manufacturers - 0.3%
34,047	Ford Motor Co.	518,876

	Banks - 2.9%
59,794	Bank of America Corp.	2,009,676
5,704	Goldman Sachs Group, Inc.	1,897,550
8,281	JPMorgan Chase & Co.	941,798
		4,849,024
	Beverages - 2.6%
18,268	Molson Coors Brewing Co., Class B	943,907
20,281	PepsiCo, Inc.	3,493,808
		4,437,715
	Biotechnology - 4.1%
11,553	Amgen, Inc.	2,776,186
6,326	Biogen, Inc. (a)	1,235,974
1,981	Regeneron Pharmaceuticals, Inc. (a)	1,151,080
6,469	Vertex Pharmaceuticals, Inc. (a)	1,822,705
		6,985,945
	Chemicals - 1.1%
21,132	DuPont de Nemours, Inc.	1,175,785
6,538	International Flavors & Fragrances, Inc.	722,318
		1,898,103
	Commercial Services - 0.9%
3,338	PayPal Holdings, Inc. (a)	311,903
6,297	Verisk Analytics, Inc.	1,178,546
		1,490,449
	Computers - 6.6%
71,822	Apple, Inc.	11,291,855

	Diversified Financial Services - 2.1%
12,059	American Express Co.	1,832,968
2,667	Ameriprise Financial, Inc.	714,783
31,723	Invesco, Ltd.	522,478
1,485	MasterCard, Inc., Class A	481,689
		3,551,918
	Electric - 0.4%
4,093	Sempra Energy	675,222

	Environmental Control - 2.0%
23,355	Republic Services, Inc.	3,333,226

	Finance and Insurance - 0.5%
12,356	Tradeweb Markets, Inc., Class A	859,854

	Food - 0.4%
9,397	Kellogg Co.	683,538

	Healthcare Services - 2.2%
2,055	Anthem, Inc.	996,901
16,568	Centene Corp. (a)	1,486,812
6,623	HCA Healthcare, Inc.	1,310,493
		3,794,206
	Information - 0.2%
4,307	Warner Bros Discovery, Inc. (a)	57,025
4,219	Zoom Video Communications, Inc., Class A (a)	339,207
		396,232
	Insurance - 2.1%
24,049	Allstate Corp.	2,897,905
11,488	Hartford Financial Services Group, Inc.	738,793
		3,636,698
	Internet - 6.0%
72,265	Alphabet, Inc., Class A (a)	7,820,518
12,535	Amazon.com, Inc. (a)	1,589,062
4,483	Meta Platforms, Inc., Class A (a)	730,415
		10,139,995
	Lodging - 1.1%
14,854	Hilton Worldwide Holdings, Inc.	1,891,805

	Machinery - Diversified - 0.6%
3,041	Deere & Co.	1,110,725

	Manufacturing - 4.9%
7,111	BioMarin Pharmaceutical, Inc. (a)	634,301
5,058	Enphase Energy, Inc. (a)	1,448,813
18,081	General Electric Co.	1,327,869
20,118	Keurig Dr Pepper, Inc.	766,898
8,054	Lear Corp.	1,116,607
8,141	Owens Corning	665,364
7,175	Tesla, Inc. (a)	1,977,502
30,415	Vertiv Holdings Co.	350,685
		8,288,039
	Media - 1.2%
18,208	Walt Disney Co. (a)	2,040,753

	Mining - 0.3%
12,139	Newmont Goldcorp Corp.	502,069

	Oil & Gas - 2.9%
6,151	Chevron Corp.	972,227
37,282	Exxon Mobil Corp.	3,563,786
3,214	Valero Energy Corp.	376,424
		4,912,437
	Pharmaceuticals - 4.5%
6,598	AmerisourceBergen Corp.	967,003
27,633	Bristol-Myers Squibb Co.	1,862,740
13,740	Cigna Corp.	3,894,603
11,328	Merck & Co., Inc.	966,958
		7,691,304
	Professional, Scientific, and Technical Services - 0.2%
30,435	Adaptive Biotechnologies Corp. (a)	271,480

	Real Estate Investment Trusts - 2.6%
1,871	Alexandria Real Estate Equities, Inc.	287,012
11,499	Digital Realty Trust, Inc.	1,421,621
34,375	Iron Mountain, Inc.	1,808,469
26,050	VICI Properties, Inc.	859,389
		4,376,491
	Retail - 1.5%
6,573	Lowe's Cos., Inc.	1,276,082
7,541	Starbucks Corp.	633,972
11,285	TJX Cos., Inc.	703,620
		2,613,674
	Retail Trade - 1.9%
57,282	Albertsons Cos, Inc., Class A	1,575,828
3,898	Five Below, Inc. (a)	498,476
23,023	KKR & Co, Inc.	1,164,043
		3,238,347
	Semiconductors - 2.2%
10,734	Advanced Micro Devices, Inc. (a)	910,994
35,237	Intel Corp.	1,124,765
8,809	Micron Technology, Inc.	497,973
4,756	NVIDIA Corp.	717,871
4,351	QUALCOMM, Inc.	575,507
		3,827,110
	Software - 9.5%
8,026	Fidelity National Information Services, Inc.	733,336
42,062	Microsoft Corp.	10,997,951
1,559	MSCI, Inc.	700,365
22,937	Oracle Corp.	1,700,779
9,437	salesforce.com, Inc. (a)	1,473,304
4,552	Take-Two Interactive Software, Inc. (a)	557,893
		16,163,628
	Telecommunications - 1.0%
17,802	AT&T, Inc.	312,247
31,141	Cisco Systems, Inc.	1,392,626
		1,704,873
	Textiles - 0.6%
9,769	Mohawk Industries, Inc. (a)	1,078,107

	Transportation - 1.4%
12,397	United Parcel Service, Inc., Class B	2,411,340

	Transportation and Warehousing - 0.4%
24,968	Uber Technologies, Inc. (a)	718,080

	Utilities - 1.3%
9,007	Cheniere Energy, Inc.	1,442,741
25,593	MDU Resources Group, Inc.	771,629
		2,214,370
	Water - 1.4%
16,070	American Water Works Co., Inc.	2,385,592
	TOTAL COMMON STOCKS (Cost - $135,798,454)	131,900,662

	SHORT TERM INVESTMENTS - 3.4%
	Money Market Funds - 3.4%
5,678,697	First American Treasury Obligations Fund, Class X, 2.14% (b)	5,678,697
	TOTAL SHORT TERM INVESTMENTS (Cost - $5,678,697)	5,678,697

	TOTAL INVESTMENTS - 101.0% (Cost - $175,942,113)	172,068,167
	Liabilities in Excess of Other Assets - (1.0)%	(1,648,016)
	NET ASSETS - 100.0%	$170,420,151

Percentages are stated as a percent of net assets.
(a) Non-income producing security.
(b) Interest rate reflects seven-day yield on August 31, 2022.